Offerings - Offering: 1	May 01, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	85.26
Maximum Aggregate Offering Price	$ 341,040,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 52,213.22
Offering Note	Represents 4,000,000 shares reserved for issuance under the AGCO Corporation Employee Stock Purchase Plan (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers an indeterminate number of securities as may become issuable pursuant to the provisions of the Plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of outstanding shares of common stock. Estimated solely for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act. The amount of the registration fee is based on a price of $85.26 per share, which is the average of the high and low prices of the registrant's Common Stock as reported by the New York Stock Exchange on April 28, 2025.